Loans	6 Months Ended
Mar. 31, 2021
Loans
Loans

Note 9. Loans

	As at	As at	As at	% Mov't
	31 March	30 Sept	31 March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Australia
Housing	443,557	440,933	445,663	1	—
Personal	16,458	17,081	19,854	(4)	(17)
Business	142,965	147,584	155,322	(3)	(8)
Total Australia	602,980	605,598	620,839	—	(3)
New Zealand
Housing	53,530	51,126	52,037	5	3
Personal	1,293	1,360	1,610	(5)	(20)
Business	29,119	29,864	32,021	(2)	(9)
Total New Zealand	83,942	82,350	85,668	2	(2)
Total other overseas	6,209	10,713	18,361	(42)	(66)
Total loans	693,131	698,661	724,868	(1)	(4)
Provision for expected credit losses (ECL) on loans (Note 10)	(4,913)	(5,602)	(5,190)	(12)	(5)
Total net loans[1,2]	688,218	693,059	719,678	(1)	(4)
1.

Total net loans include securitised loans of $6,144 million as at 31 March 2021 (30 September 2020: $7,367 million, 31 March 2020: $9,029 million). The level of securitised loans excludes loans where Westpac is the holder of related debt securities.

2.	Total net loans include assets pledged for the covered bond programs of $33,841 million as at 31 March 2021 (30 September 2020: $37,222 million, 31 March 2020: $39,348 million).